UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Proxima Capital Management, LLC

Address:    900 Third Avenue, 10th Floor
            New York, New York  10022

13F File Number: 028-13766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      David Travis
Title:     Chief Financial Officer/Chief Operating Officer
Phone:     (212) 897-5711


Signature, Place and Date of Signing:

/s/ David Travis               New York, New York           November 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  46
                                         ---

Form 13F Information Table Value Total:  $ 289,928
                                         -----------
                                         (thousands)


List of Other Included Managers:   None

                                                      FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN  2          COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                                                            VALUE     SHRS OR  SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS        CUSIP      (X$1000)   PRN AMT  PRN  CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------           ---------------       ------     ---------  --------  ---- -----  ----------- --------- -----  ------- ----
AEROVIRONMENT INC             COM               008073108    3,004    135,000   SH          SOLE        NONE        135,000
ALERE INC                     COM               01449J105   14,000    452,639   SH          SOLE        NONE        452,639
AOL INC                       COM               00184X105    5,893    238,119   SH          SOLE        NONE        238,119
ARTIO GLOBAL INVS INC         COM CL A          04315B107    5,860    382,976   SH          SOLE        NONE        382,976
ASCENT MEDIA CORP             COM SER A         43632108       712     26,656   SH          SOLE        NONE         26,656
ASPEN TECHNOLOGY INC          COM               45327103     6,831    658,701   SH          SOLE        NONE        658,701
BABCOCK & WILCOX CO NEW       COM               05615F102   10,641    500,057   SH          SOLE        NONE        500,057
ALERE INC                     COM               01449J105    2,341     75,700       CALL    SOLE        NONE         75,700
BOSTON SCIENTIFIC CORP        COM               101137107    5,639    919,900       CALL    SOLE        NONE        919,900
DEAN FOODS CO NEW             COM               242370104    2,179    213,400       CALL    SOLE        NONE        213,400
CASEYS GEN STORES INC         COM               147528103    4,147     99,333   SH          SOLE        NONE         99,333
COWEN GROUP INC NEW           CL A              223622101      782    237,539   SH          SOLE        NONE        237,539
DANA HLDG CORP                COM               235825205    3,573    290,000   SH          SOLE        NONE        290,000
E TRADE FINANCIAL CORP        COM NEW           269246401   10,416    714,869   SH          SOLE        NONE        714,869
E M C CORP MASS               COM               268648102      406     20,000   SH          SOLE        NONE         20,000
EMULEX CORP                   COM NEW           292475209   12,289  1,177,078   SH          SOLE        NONE      1,177,078
EXIDE TECHNOLOGIES            COM NEW           302051206    5,237  1,093,221   SH          SOLE        NONE      1,093,221
HEWLETT PACKARD CO            COM               428236103    7,152    170,000   SH          SOLE        NONE        170,000
JETBLUE AIRWAYS CORP          COM               477143101    4,897    732,000   SH          SOLE        NONE        732,000
LIBERTY MEDIA CORP NEW        LIB STAR COM A    53071M708    6,191     95,351   SH          SOLE        NONE         95,351
MEMC ELECTR MATLS INC         COM               552715104    9,834    825,000   SH          SOLE        NONE        825,000
MURPHY OIL CORP               COM               626717102    4,644     75,000   SH          SOLE        NONE         75,000
NCR CORP NEW                  COM               62886E108   10,495    770,000   SH          SOLE        NONE        770,000
NORTHWEST BANCSHARES INC MD   COM               667340103    2,068    185,000   SH          SOLE        NONE        185,000
NVIDIA CORP                   COM               67066G104    6,133    525,000   SH          SOLE        NONE        525,000
ORITANI FINL CORP DEL         COM               68633D103    3,092    309,809   SH          SOLE        NONE        309,809
PACER INTL INC TENN           COM               69373H106    4,681    775,010   SH          SOLE        NONE        775,010
PNC FINL SVCS GROUP INC       *W EXP 12/31/201  693475121    2,175    205,000   SH          SOLE        NONE        205,000
POTASH CORP SASK INC          COM               73755L107    4,609     32,000   SH          SOLE        NONE         32,000
SPDR S&P 500 ETF TR           TR UNIT           78462F103   29,674    260,000       PUT     SOLE        NONE        260,000
REPUBLIC AWYS HLDGS INC       COM               760276105    5,457    659,026   SH          SOLE        NONE        659,026
RITE AID CORP                 COM               767754104    1,066  1,130,300   SH          SOLE        NONE      1,130,300
SARA LEE CORP                 COM               803111103   10,745    800,084   SH          SOLE        NONE        800,084
SILICON IMAGE INC             COM               82705T102    1,450    303,437   SH          SOLE        NONE        303,437
SLM CORP                      COM               78442P106    4,235    366,687   SH          SOLE        NONE        366,687
SMURFIT-STONE CONTAINER CORP  COM               83272A104    9,005    490,183   SH          SOLE        NONE        490,183
SUN HEALTHCARE GROUP INC      COM NEW           866933401    6,268    740,000   SH          SOLE        NONE        740,000
SYNOPSYS INC                  COM               871607107    1,956     78,950   SH          SOLE        NONE         78,950
TESSERA TECHNOLOGIES INC      COM               88164L100      533     28,800   SH          SOLE        NONE         28,800
TOWER GROUP INC               COM               891777104    9,691    415,024   SH          SOLE        NONE        415,024
TRIUMPH GROUP INC NEW         COM               896818101   15,515    208,002   SH          SOLE        NONE        208,002
TYCO INTERNATIONAL LTD        SHS               H89128104    5,190    141,300   SH          SOLE        NONE        141,300
UNITED STATES OIL FUND LP     UNITS             91232N108    3,986    114,400   SH          SOLE        NONE        114,400
VERINT SYS INC                COM               92343X100    3,499    118,418   SH          SOLE        NONE        118,418
VERMILLION INC                COM NEW           92407M206      465     84,200   SH          SOLE        NONE         84,200
XEROX CORP                    COM               984121103   21,274  2,055,500   SH          SOLE        NONE      2,055,500

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